Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of balance sheet impact of leases
We combine lease and nonlease components for all lease agreements.

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(278,586)	(272,876)
Total finance lease assets	$24,146	$29,856

Lease liabilities - Finance leases
Obligations under finance leases	$43,586	$52,937
Long-term debt and finance leases due within one year	9,351	8,398
Total finance lease liabilities	$52,937	$61,335

Classification	2023	2022
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$6,587	$3,326
Total operating lease assets	$6,587	$3,326

Lease liabilities - Operating leases
Capitalization - Other	$5,152	$2,256
Other current liabilities	1,529	1,164
Total operating lease liabilities	$6,681	$3,420

Schedule of lease cost

		2023	2022
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$8,398	$7,542
Interest on lease liabilities	Interest expense	$6,551	$7,408

Operating lease cost	Inventory(1) & production expense	$1,441	$995
Total lease cost		$16,390	$15,945
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(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

Summary of lease terms and discount rates

	December 31, 2023	December 31, 2022
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	5.26	5.94
Operating leases	5.77	6.44

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.37%	5.52%

Schedule of cash paid for amounts included in the measurement of lease liabilities

	2023	2022
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$6,551	$7,408
Operating cash flows from operating leases	$1,410	$1,009
Financing cash flows from finance leases	$8,398	$7,541

Right-of-use assets obtained in exchange for new operating lease liabilities	$4,503	$1,954

Schedule of maturities of finance operating lease liabilities
Maturity analysis of our finance and operating lease liabilities as of December 31, 2023 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2024	$14,949	$1,913	$16,862
2025	14,949	1,703	16,652
2026	14,949	1,412	16,361
2027	14,949	1,134	16,083
2028	3,052	1,026	4,078
Thereafter	7,633	795	8,428
Total lease payments	$70,481	$7,983	$78,464
Less: imputed interest	(17,544)	(1,302)	(18,846)
Present value of lease liabilities	$52,937	$6,681	$59,618

Schedule of maturities of operating lease liabilities
Maturity analysis of our finance and operating lease liabilities as of December 31, 2023 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2024	$14,949	$1,913	$16,862
2025	14,949	1,703	16,652
2026	14,949	1,412	16,361
2027	14,949	1,134	16,083
2028	3,052	1,026	4,078
Thereafter	7,633	795	8,428
Total lease payments	$70,481	$7,983	$78,464
Less: imputed interest	(17,544)	(1,302)	(18,846)
Present value of lease liabilities	$52,937	$6,681	$59,618

Schedule of lessor's income from leases	Lease income recognized during 2023 and 2022 was as follows:

	2023	2022
	(dollars in thousands)
Lease income	$6,776	$6,539